TAX MATTERS - TAXES RECEIVABLES/PAYABLES (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Receivables:
Non-current indirect taxes	$ 7,282,000	$ 7,815,000
Current indirect taxes	4,764,000	1,400,000
Current other taxes	12,072,000	6,452,000
Current income tax	21,969,000	22,145,000
Total	41,323,000	36,412,000
Payables:
Non-current social security	1,025,000	1,098,000
Current indirect taxes	28,024,000	23,033,000
Current other taxes	58,142,000	45,767,000
Current income tax	8,058,000	4,030,000
Total	$ 95,249,000	$ 73,928,000